Income Tax - Income Taxes Recognized in Profit or Loss (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Major components of tax expense (income) [abstract]
Current income tax rate on undistributed earnings	10.00%	10.00%	10.00%
Current income tax rate on reversal of undistributed earnings	10.00%	10.00%	10.00%